Profit or loss per share	12 Months Ended
Dec. 31, 2025
Profit or loss per share
Profit or loss per share

26. Profit or loss per share

Basic profit or loss per share is calculated by dividing the profit or loss attributable to equity holders of the Company by the weighted average number of shares in issue during the period excluding treasury shares. Diluted loss per share and diluted profit per share including a loss from continuing operations are calculated excluding our options and warrants as they would be antidilutive and our treasury shares.

	2025	2024	2023
Net loss from continuing operations	(6,842,588)	(4,909,342)	(2,500,153)
Net profit / (loss) from discontinued operations	114,342	11,965,129	(8,056,074)
Net profit / (loss) attributable to equity holders of the company	(6,728,246)	7,055,787	(10,556,227)
	107,371,457	98,112,826	74,307,635
Basic and diluted profit / (loss) per share	(0.06)	0.07	(0.14)
From continuing operations	(0.06)	(0.05)	(0.03)
From discontinued operations	—	0.12	(0.11)

The Company has three categories of dilutive potential shares: treasury shares, share options and warrants which have been ignored in the calculation of the result per share for the years ended December 31, 2023, 2024 and 2025.

In addition to treasury shares, the total number of dilutive instruments as of December 31, 2025 is 66,508,150 which consists of 7,956,764 share options, 2,741,666 warrants granted to a group of investors in June 2026 and 55,809,720 warrants granted to one investor (9,230,772 warrants in December 2021, 15,000,000 in July 2022 and 31,578,94 in April 2023, respectively). As of December 31, 2024, the total number of dilutive instruments is 69,683,409 and primarily consists of 8,006,791 share options, 5,866,898 warrants granted to investors on March 28, 2018 and 55,809,720 warrants granted to one investor. As of December 31, 2023, the total number of dilutive instruments is 63,246,964 and primarily consists of 1,570,346 share options, 5,866,898 warrants granted to investors on March 28, 2018 and 55,809,720 warrants granted to one investor.